Consolidated Interim Statements of Financial Position (unaudited) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 261,678	$ 242,082	$ 2,808
Prepaid expenses	52,461	115,561	45,647
Investment in securities	4,532,821	376,323	0
Total current assets	4,846,960	733,966	48,455
Other assets
Prepaid expenses	0	17,380	0
Investment in securities	0	0	496,400
Mineral rights	4,089,714	6,241,114	6,196,114
Total other assets	4,089,714	6,258,494	6,692,514
Total assets	8,936,674	6,992,460	6,740,969
Current liabilities
Accounts payable	90,734	138,071	245,195
Advanced deposits	0	0	46,000
Warrant liability	0	251,549	29,151
Note payable and accrued interest - related party	100,493	0	0
Total current liabilities	191,227	389,620	320,346
Long term liabilities
Note payable and accrued interest - related party	0	103,419	0
Warrant liability	491,113	347,564	104,744
Total long term liabilities	491,113	450,983	104,744
Total liabilities	682,340	840,603	425,090
Stockholders' equity
Share capital	26,099	19,479	16,714
Additional paid in capital	18,061,763	17,405,780	16,935,937
Reserves	447,735	358,458	358,146
Deficit	(10,281,263)	(11,631,860)	(10,994,918)
Total stockholders' equity	8,254,334	6,151,857	6,315,879
Total liabilities and stockholders' equity	$ 8,936,674	$ 6,992,460	$ 6,740,969